Provisions	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Provisions
32.	Provisions

Non-current provisions:

	Legal claims	Obligations for dismantling, removing and site restoration	Total
Balance at 1 January 2018	8,887	188,531	197,418
Provisions recognized	5,859	47,580	53,439
Unwinding of discount	—	9,760	9,760
Transfer to current provisions	(5,382)	—	(5,382)
Effect of changes in exchange rates	—	13,487	13,487

Balance at 31 December 2018	9,364	259,358	268,722

	Legal claims	Obligations for dismantling, removing and site restoration	Total
Balance at 1 January 2017	6,889	180,652	187,541
Provisions recognized/(reversed)	4,256	(8,461)	(4,205)
Unwinding of discount	—	15,328	15,328
Transfer to current provisions	(2,258)	—	(2,258)
Effect of changes in exchange rates	—	1,012	1,012

Balance at 31 December 2017	8,887	188,531	197,418

Provision for legal claims are recognized for the probable cash outflows related to legal disputes. Refer to Note 37.

The Group is required to incur certain costs in respect of a liability to dismantle and remove assets and to restore sites on which the assets were located. The dismantling costs are calculated according to best estimate of future expected payments discounted at a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the liability.

It is expected that the obligations for dismantling, removing and site restoration will be realized in accordance with the useful life of GSM services materials.

Additions to obligations for dismantling, removing and site restoration during the period are non-cash transactions and are recorded against property, plant and equipment.

Obligations for dismantling, removing and site restoration are discounted using a discount rate of 5.1% at 31 December 2018 (31 December 2017: 5.6%).

Current provisions:

	Legal claims	Bonus	Total
Balance at 1 January 2018	605,679	229,520	835,199
Provisions recognized/(reversed)	(3,520)	408,740	405,220
Payments	(626,214)	(338,650)	(964,864)
Transfers from non-current provisions	5,381	—	5,381
Unwinding of discount	26,185	—	26,185
Disposal of subsidiaries	—	(2,070)	(2,070)
Effect of changes in exchange rates	1,082	935	2,017

Balance at 31 December 2018	8,593	298,475	307,068

	Legal claims	Bonus(*)	Other	Total
Balance at 1 January 2017	18,266	173,391	785	192,442
Provisions recognized/(reversed)(**)	583,788	318,603	(785)	901,606
Payments	(1,188)	(263,080)	—	(264,268)
Transfer from non-current provisions	2,258	—	—	2,258
Unwinding of discount	2,531	—	—	2,531
Effect of changes in exchange rates	24	606	—	630

Balance at 31 December 2017	605,679	229,520	—	835,199

(*)	Includes share-based payment (Note 29).
(**)	Refer to Note 37.1 and 37.3 for legal claim.